ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Regulatory assets and liabilities on the Balance Sheets
The following table provides information about the composition of net regulatory assets and liabilities as of December 31, 2024 and 2023, and the changes during the year 2024:

	As of December 31,
Net Regulatory Assets (Liabilities) by Source	2024	2023	Change
	(In millions)
Customer payables for future income taxes	$(582)	$(588)	$6
Asset removal costs	9	1	8
Deferred transmission costs	117	262	(145)
MISO exit fee	26	30	(4)
Vegetation management	6	7	(1)
Other	—	(4)	4

Net Regulatory Liabilities included on the Consolidated Balance Sheets	$(424)	$(292)	$(132)